CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) (Parenthetical) (USD $)	Mar. 31, 2013	Sep. 30, 2012	Sep. 30, 2011
Stockholder's deficit:
Preferred stock par value	$ 0.01	$ 0.01	$ 0.01
Preferred stock, authorized shares	10,000,000	10,000,000	10,000,000
Series B nonredeemable convertible preferred stock, authorized shares	1,600,000	1,600,000	600,000
Series B nonredeemable convertible preferred stock, issued shares	526,080	526,080	526,080
Series B nonredeemable convertible preferred stock, outstanding shares	526,080	526,080	526,080
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, Authorized	200,000,000	200,000,000	200,000,000
Common stock, Issued	134,550,068	62,731,963	60,470,718
Common stock, outstanding	134,550,068	62,731,963	60,470,718